Investment Objectives and Goals	Jul. 29, 2025
Aristotle Core Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Core Income Fund
Aristotle Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Strategic Income Fund
Aristotle High Yield Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle High Yield Bond Fund